Income taxes (Detail Textuals) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Current income tax expense	$ 0	$ 22	$ 678
Deferred income tax expense (recovery)	$ 0	$ 123	$ 219